Other Operating Expenses - Summary of Other Operating Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Text block1 [abstract]
IT related expenses1	€ 737	€ 740	€ 753
Office expenses	587	580	618
Advertising and public relations	455	404	418
Travel and accommodation expenses	178	169	166
External advisory fees	353	320	246
Audit and non-audit services	22	19	18
Postal charges	50	48	56
Depreciation of property and equipment	319	330	327
Amortisation of intangible assets	179	187	270
Impairments and reversals on property and equipment and intangibles	18	107	27
Regulatory costs	901	845	620
Addition/(unused amounts reversed) of provision for reorganisations and relocations	(5)	1,189	165
Addition/(unused amounts reversed) of other provisions	167	213	7
Contributions and subscriptions	91	82	68
Other	575	342	595
Other operating income (expense)	€ 4,627	€ 5,575	€ 4,354